Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
March 31, 2023
O1T-NPRT1-0523
1.951056.110
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.9%
Entertainment - 2.6%
Activision Blizzard, Inc.	185,900	15,911,181
Liberty Media Corp. Liberty Formula One Series C (a)	221,698	16,589,661
Netflix, Inc. (a)	475,409	164,244,301
The Walt Disney Co. (a)	7,700	771,001
Universal Music Group NV	1,171,208	29,660,553
		227,176,697
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	1,336,512	138,636,390
Class C (a)	1,318,300	137,103,200
Bumble, Inc. (a)	141,100	2,758,505
Epic Games, Inc. (a)(b)(c)	7,100	5,294,044
Meta Platforms, Inc. Class A (a)	2,680,554	568,116,619
		851,908,758
Media - 0.0%
Comcast Corp. Class A	22,300	845,393
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	306,700	44,422,428
TOTAL COMMUNICATION SERVICES		1,124,353,276
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.6%
General Motors Co.	35,072	1,286,441
Harley-Davidson, Inc.	379,900	14,424,803
Hyundai Motor Co.	86,200	12,219,126
Rad Power Bikes, Inc. (a)(b)(c)	145,919	450,890
Rivian Automotive, Inc. (a)	11,042	170,930
Tesla, Inc. (a)	27,700	5,746,642
Toyota Motor Corp.	1,162,600	16,550,087
		50,848,919
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	2,514,240	259,695,850
Coupang, Inc. Class A (a)	377,926	6,046,816
Dollarama, Inc.	24,200	1,446,270
MercadoLibre, Inc. (a)	4,200	5,535,852
		272,724,788
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	8,831	1,259,212
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	414,400	51,551,360
Booking Holdings, Inc. (a)	1,800	4,774,338
Chipotle Mexican Grill, Inc. (a)	5,654	9,658,672
Churchill Downs, Inc.	2,100	539,805
Deliveroo PLC Class A (a)(d)	1,530,738	1,727,811
Evolution AB (d)	9,100	1,217,133
Flutter Entertainment PLC (a)	5,100	920,426
Hilton Worldwide Holdings, Inc.	147,513	20,780,156
Hyatt Hotels Corp. Class A (a)	7,708	861,677
Las Vegas Sands Corp. (a)	14,800	850,260
Marriott International, Inc. Class A	4,800	796,992
McDonald's Corp.	133,100	37,216,091
Restaurant Brands International, Inc.	24,000	1,611,188
		132,505,909
Household Durables - 0.3%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
D.R. Horton, Inc.	11,000	1,074,590
Lennar Corp. Class A	224,948	23,644,284
PulteGroup, Inc.	1,800	104,904
		24,830,317
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	16,500	355,726
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.	220,768	14,405,112
AutoZone, Inc. (a)	2,541	6,246,159
Dick's Sporting Goods, Inc.	218,804	31,046,100
Fanatics, Inc. Class A (a)(b)(c)	139,938	10,090,929
National Vision Holdings, Inc. (a)	9,100	171,444
O'Reilly Automotive, Inc. (a)	45,546	38,667,643
The Home Depot, Inc.	57,766	17,047,902
TJX Companies, Inc.	204,900	16,055,964
Ulta Beauty, Inc. (a)	109,003	59,479,667
Wayfair LLC Class A (a)	6,160	211,534
Williams-Sonoma, Inc.	127,814	15,549,851
		208,972,305
Textiles, Apparel & Luxury Goods - 0.3%
China Hongxing Sports Ltd. (a)(c)	22,200	0
Deckers Outdoor Corp. (a)	13,184	5,926,867
Dr. Martens Ltd.	518,488	910,160
lululemon athletica, Inc. (a)	10,834	3,945,634
NIKE, Inc. Class B	20,000	2,452,800
On Holding AG (a)	302,700	9,392,781
Tapestry, Inc.	18,800	810,468
		23,438,710
TOTAL CONSUMER DISCRETIONARY		714,935,886
CONSUMER STAPLES - 3.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	212,900	14,191,892
Constellation Brands, Inc. Class A (sub. vtg.)	56,200	12,695,018
Diageo PLC	406	18,120
PepsiCo, Inc.	380,800	69,419,840
The Coca-Cola Co.	852,850	52,902,286
		149,227,156
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	92,300	4,640,610
Casey's General Stores, Inc.	18,500	4,004,510
Costco Wholesale Corp.	136,037	67,592,704
Performance Food Group Co. (a)	17,800	1,074,052
		77,311,876
Food Products - 0.4%
Lamb Weston Holdings, Inc.	210,600	22,011,912
Mondelez International, Inc.	131,700	9,182,124
		31,194,036
Personal Products - 0.1%
L'Oreal SA	2,100	938,370
L'Oreal SA (a)	25,928	11,585,738
Olaplex Holdings, Inc. (a)	228,724	976,651
		13,500,759
TOTAL CONSUMER STAPLES		271,233,827
ENERGY - 10.9%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	30,200	1,482,820
Oil, Gas & Consumable Fuels - 10.9%
Antero Resources Corp. (a)	16,900	390,221
Birchcliff Energy Ltd. (e)	75,900	430,184
Canadian Natural Resources Ltd.	359,600	19,899,729
Cenovus Energy, Inc. (Canada)	111,200	1,940,138
Cheniere Energy, Inc.	165,636	26,104,234
Chevron Corp.	519,400	84,745,304
ConocoPhillips Co.	1,295,777	128,554,036
Devon Energy Corp.	406,800	20,588,148
Diamondback Energy, Inc.	153,846	20,795,364
EOG Resources, Inc.	315,700	36,188,691
Equinor ASA	29,400	835,796
Exxon Mobil Corp.	3,088,400	338,673,944
Hess Corp.	460,022	60,879,311
Marathon Petroleum Corp.	136,800	18,444,744
Occidental Petroleum Corp.	1,390,900	86,833,887
Phillips 66 Co.	263,400	26,703,492
Pioneer Natural Resources Co.	65,100	13,296,024
Tourmaline Oil Corp.	32,700	1,362,681
Valero Energy Corp.	438,700	61,242,520
		947,908,448
TOTAL ENERGY		949,391,268
FINANCIALS - 12.9%
Banks - 2.4%
AIB Group PLC	263,600	1,069,741
Banco Santander SA (Spain)	1,006,700	3,751,449
Bank of America Corp.	2,975,062	85,086,773
Bank of Ireland Group PLC	343,600	3,474,441
Citigroup, Inc.	39,500	1,852,155
East West Bancorp, Inc.	48,200	2,675,100
JPMorgan Chase & Co.	466,924	60,844,866
Nu Holdings Ltd. (a)(e)	645,700	3,073,532
Royal Bank of Canada	266,300	25,467,462
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	5,703,678
Wells Fargo & Co.	338,100	12,638,178
		205,637,375
Capital Markets - 1.4%
BlackRock, Inc. Class A	600	401,472
Brookfield Asset Management Ltd. Class A	4,520	148,058
Brookfield Corp. (Canada) Class A	6,700	218,277
Goldman Sachs Group, Inc.	62,473	20,435,543
Morgan Stanley	1,044,900	91,742,220
MSCI, Inc.	1,511	845,692
S&P Global, Inc.	2,500	861,925
TulCo LLC (a)(b)(c)(f)	7,549	5,750,224
		120,403,411
Consumer Finance - 0.1%
American Express Co.	59,300	9,781,535
Diversified Financial Services - 5.4%
Berkshire Hathaway, Inc. Class A (a)	1,022	475,843,200
Financial Services - 0.4%
Adyen BV (a)(d)	1,095	1,744,805
MasterCard, Inc. Class A	31,600	11,483,756
Toast, Inc. (a)	73,000	1,295,750
Visa, Inc. Class A	81,900	18,465,174
		32,989,485
Insurance - 3.2%
American International Group, Inc.	400,700	20,179,252
Aon PLC	4,400	1,387,276
Arch Capital Group Ltd. (a)	24,500	1,662,815
Arthur J. Gallagher & Co.	51,611	9,873,700
Brookfield Asset Management Reinsurance Partners Ltd.	480	15,705
Chubb Ltd.	192,268	37,334,600
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,600	19,685,807
Hartford Financial Services Group, Inc.	66,900	4,662,261
Intact Financial Corp.	104,185	14,910,442
Marsh & McLennan Companies, Inc.	36,100	6,012,455
Progressive Corp.	625,800	89,526,948
The Travelers Companies, Inc.	444,508	76,193,116
		281,444,377
TOTAL FINANCIALS		1,126,099,383
HEALTH CARE - 15.0%
Biotechnology - 5.5%
Alnylam Pharmaceuticals, Inc. (a)	93,900	18,810,048
Argenx SE ADR (a)	14,527	5,412,470
BeiGene Ltd. ADR (a)	400	86,212
Biohaven Ltd.	1,466	20,026
Galapagos NV sponsored ADR (a)	71,500	2,762,760
Gilead Sciences, Inc.	106,500	8,836,305
Legend Biotech Corp. ADR (a)	88,443	4,264,721
Moderna, Inc. (a)	15,900	2,441,922
Neurocrine Biosciences, Inc. (a)	4,705	476,240
Nuvalent, Inc. Class A (a)	21,700	566,153
Regeneron Pharmaceuticals, Inc. (a)	271,661	223,215,694
Sarepta Therapeutics, Inc. (a)	16,700	2,301,761
Seagen, Inc. (a)	4,700	951,609
United Therapeutics Corp. (a)	81,774	18,314,105
Vertex Pharmaceuticals, Inc. (a)	604,200	190,365,294
Zai Lab Ltd. (a)	481,160	1,603,506
		480,428,826
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	158,900	7,949,767
DexCom, Inc. (a)	20,500	2,381,690
Edwards Lifesciences Corp. (a)	7,347	607,817
GE Healthcare Holding LLC	91,379	7,495,819
Inspire Medical Systems, Inc. (a)	3,300	772,431
Intuitive Surgical, Inc. (a)	164,250	41,960,948
Masimo Corp. (a)	4,100	756,614
Straumann Holding AG	13,083	1,962,249
Stryker Corp.	12,500	3,568,375
		67,455,710
Health Care Providers & Services - 3.4%
23andMe Holding Co. Class A (a)(e)	185,680	423,350
agilon health, Inc. (a)	74,841	1,777,474
AmerisourceBergen Corp.	2,800	448,308
Cardinal Health, Inc.	92,500	6,983,750
Cigna Group	64,700	16,532,791
Elevance Health, Inc.	47,200	21,703,032
HCA Holdings, Inc.	52,200	13,764,096
Molina Healthcare, Inc. (a)	17,000	4,547,330
P3 Health Partners, Inc. Class A (a)	57,586	61,041
UnitedHealth Group, Inc.	489,478	231,322,408
		297,563,580
Health Care Technology - 0.0%
Doximity, Inc. (a)(e)	49,200	1,593,096
Schrodinger, Inc. (a)	15,700	413,381
		2,006,477
Life Sciences Tools & Services - 1.0%
Danaher Corp.	132,935	33,504,937
Mettler-Toledo International, Inc. (a)	13,156	20,131,443
Thermo Fisher Scientific, Inc.	35,160	20,265,169
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	59,096	3,293,420
Waters Corp. (a)	29,208	9,043,673
		86,238,642
Pharmaceuticals - 4.3%
AstraZeneca PLC sponsored ADR	414,600	28,777,386
Bristol-Myers Squibb Co.	424,500	29,422,095
DICE Therapeutics, Inc. (a)	61,197	1,753,294
Eli Lilly & Co.	431,752	148,272,272
Intra-Cellular Therapies, Inc. (a)	23,078	1,249,674
Johnson & Johnson	266,200	41,261,000
Merck & Co., Inc.	906,200	96,410,618
Novo Nordisk A/S Series B	23,300	3,700,538
Nuvation Bio, Inc. (a)	82,324	136,658
Royalty Pharma PLC	554,200	19,967,826
Structure Therapeutics, Inc. ADR	32,000	761,280
Ventyx Biosciences, Inc. (a)	2,500	83,750
Verona Pharma PLC ADR (a)	32,200	646,576
Zoetis, Inc. Class A	5,300	882,132
		373,325,099
TOTAL HEALTH CARE		1,307,018,334
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	234,900	111,044,277
Northrop Grumman Corp.	117,400	54,205,928
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	212,910	16,394,070
Class C (a)(b)(c)	7,830	602,910
The Boeing Co. (a)	8,000	1,699,440
TransDigm Group, Inc.	7,600	5,601,580
		189,548,205
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	431,315	83,670,797
Zipline International, Inc. (a)(b)(c)	28,830	504,525
		84,175,322
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	183,500	17,302,215
Building Products - 0.2%
Toto Ltd.	93,220	3,123,217
Trane Technologies PLC	69,400	12,768,212
		15,891,429
Commercial Services & Supplies - 0.2%
Cintas Corp.	14,931	6,908,275
Clean Harbors, Inc. (a)	90,575	12,912,372
Clean TeQ Water Pty Ltd. (a)	2,653	646
GFL Environmental, Inc.	27,800	958,550
Waste Connections, Inc. (United States)	6,239	867,658
		21,647,501
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	33,200	876,544
Electrical Equipment - 0.9%
Acuity Brands, Inc.	5,600	1,023,288
AMETEK, Inc.	6,000	871,980
Eaton Corp. PLC	283,800	48,626,292
Hubbell, Inc. Class B	111,800	27,202,058
nVent Electric PLC	63,700	2,735,278
		80,458,896
Ground Transportation - 0.2%
J.B. Hunt Transport Services, Inc.	43,900	7,702,694
Old Dominion Freight Lines, Inc.	24,400	8,316,496
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,600	27,920
		16,047,110
Industrial Conglomerates - 0.8%
General Electric Co.	688,537	65,824,137
Machinery - 0.8%
Caterpillar, Inc.	42,900	9,817,236
Crane Holdings Co.	6,100	692,350
Deere & Co.	62,800	25,928,864
Fortive Corp.	82,325	5,612,095
Indutrade AB	34,800	737,979
PACCAR, Inc.	278,890	20,414,748
Parker Hannifin Corp.	12,400	4,167,764
		67,371,036
Professional Services - 0.0%
Verisk Analytics, Inc.	4,600	882,556
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	281,200	21,653,336
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	52,200	20,658,672
W.W. Grainger, Inc.	26,519	18,266,552
		38,925,224
Transportation - 0.0%
Uber Technologies, Inc. (a)	123,700	3,921,290
TOTAL INDUSTRIALS		624,524,801
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	189,495	31,808,631
Cisco Systems, Inc.	101,200	5,290,230
Motorola Solutions, Inc.	9,500	2,718,235
		39,817,096
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,992,587	162,834,210
CDW Corp.	77,236	15,052,524
Jabil, Inc.	34,900	3,076,784
		180,963,518
IT Services - 1.0%
Accenture PLC Class A	266,329	76,119,491
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (a)	49,480	3,050,937
Endava PLC ADR (a)	1,200	80,616
Gartner, Inc. (a)	8,113	2,642,972
Okta, Inc. (a)	9,900	853,776
Shopify, Inc. Class A (a)	26,368	1,264,259
Snowflake, Inc. (a)	5,500	848,595
Twilio, Inc. Class A (a)	11,300	752,919
X Holdings Corp. Class A (c)	32,510	1,187,915
		87,139,684
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	826,853	81,039,863
Allegro MicroSystems LLC (a)	57,800	2,773,822
Analog Devices, Inc.	338,500	66,758,970
Broadcom, Inc.	18,000	11,547,720
First Solar, Inc. (a)	51,800	11,266,500
Lattice Semiconductor Corp. (a)	237,491	22,680,391
Monolithic Power Systems, Inc.	22,532	11,278,167
NVIDIA Corp.	899,960	249,981,889
NXP Semiconductors NV	4,500	839,138
onsemi (a)	485,400	39,958,128
Qualcomm, Inc.	387,437	49,429,212
Synaptics, Inc. (a)	83,031	9,228,896
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	221,500	20,603,930
		577,386,626
Software - 6.2%
Adobe, Inc. (a)	46,666	17,983,676
ANSYS, Inc. (a)	1,600	532,480
Atlassian Corp. PLC (a)	18,181	3,112,042
Cadence Design Systems, Inc. (a)	470,062	98,755,326
Check Point Software Technologies Ltd. (a)	25,700	3,341,000
Clear Secure, Inc. (e)	92,332	2,416,328
Dynatrace, Inc. (a)	73,500	3,109,050
Fair Isaac Corp. (a)	300	210,807
Fortinet, Inc. (a)	279,527	18,577,364
HubSpot, Inc. (a)	2,300	986,125
Intuit, Inc.	6,083	2,711,984
Magic Leap, Inc.:
Class A (a)(c)	72,297	652,119
warrants (a)(c)	39,573	356,553
Microsoft Corp.	1,070,749	308,696,937
Palo Alto Networks, Inc. (a)	31,200	6,231,888
Paycom Software, Inc. (a)	2,700	820,827
Salesforce, Inc. (a)	298,194	59,573,197
Samsara, Inc. (a)(e)	6,900	136,068
Stripe, Inc. Class B (a)(b)(c)	26,700	537,471
Synopsys, Inc. (a)	17,500	6,759,375
Tanium, Inc. Class B (a)(b)(c)	408,212	3,135,068
Zoom Video Communications, Inc. Class A (a)	10,213	754,128
		539,389,813
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	2,012,400	331,844,760
Dell Technologies, Inc.	19,519	784,859
		332,629,619
TOTAL INFORMATION TECHNOLOGY		1,757,326,356
MATERIALS - 3.7%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	29,500	8,472,695
Albemarle Corp.	86,400	19,097,856
CF Industries Holdings, Inc.	67,400	4,885,826
Corteva, Inc.	197,500	11,911,225
Linde PLC	7,000	2,488,080
Sherwin-Williams Co.	1,734	389,751
Westlake Corp.	88,852	10,305,055
		57,550,488
Metals & Mining - 3.0%
B2Gold Corp.	1,646,929	6,507,289
Cleveland-Cliffs, Inc. (a)	148,053	2,713,811
Franco-Nevada Corp.	301,117	43,920,972
Freeport-McMoRan, Inc.	869,400	35,567,154
Glencore PLC	452,400	2,603,209
Ivanhoe Electric, Inc.	46,500	564,975
Ivanhoe Mines Ltd. (a)	3,314,587	29,945,325
Newcrest Mining Ltd.	51,639	921,777
Novagold Resources, Inc. (a)	493,634	3,057,134
Nucor Corp.	514,773	79,516,985
POSCO sponsored ADR (e)	7,872	548,600
Sabina Gold & Silver Corp. (a)	647,800	982,605
Steel Dynamics, Inc.	398,940	45,104,156
Wheaton Precious Metals Corp.	279,300	13,451,452
		265,405,444
TOTAL MATERIALS		322,955,932
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	70,291	1,455,727
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	109,248	8,575,968
PG&E Corp. (a)	346,500	5,602,905
		14,178,873
TOTAL COMMON STOCKS (Cost $5,364,569,187)		8,213,473,663

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	8,030,584
Reddit, Inc.:
Series E(a)(b)(c)	9,600	365,760
Series F(a)(b)(c)	49,896	1,901,038
		10,297,382
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	19,024	58,784
Series C(a)(b)(c)	74,857	231,308
Series D(a)(b)(c)	127,700	394,593
		684,685
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	800	269,880

TOTAL CONSUMER DISCRETIONARY		954,565

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	3,340	325,884
Series H(a)(b)(c)	3,970	387,353
		713,237
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,266	236,931

TOTAL CONSUMER STAPLES		950,168

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	38,025	1,084,093

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	575,720

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	79,800	1,334,256
Series F(a)(b)(c)	4,099	68,535
Somatus, Inc. Series E (a)(b)(c)	842	705,335
		2,108,126
TOTAL HEALTH CARE		2,683,846

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	125,290	2,317,865
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	36,460	28,074,200
Series H(a)(b)(c)	7,256	5,587,120
Series N(a)(b)(c)	24,552	18,905,040
		54,884,225
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	66,084	1,156,470

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	15,787	1,162,397

TOTAL INDUSTRIALS		57,203,092

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Delphix Corp. Series D (a)(b)(c)	232,855	1,057,162
Nuro, Inc.:
Series C(a)(b)(c)	190,290	1,370,088
Series D(a)(b)(c)	36,736	264,499
Stripe, Inc.:
Series H(a)(b)(c)	11,500	231,495
Series I(b)(c)	104,070	2,094,929
Tenstorrent, Inc. Series C1 (a)(b)(c)	12,300	697,164
		5,715,337
TOTAL CONVERTIBLE PREFERRED STOCKS		78,888,483
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	523,700	5,462,191

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)	61,811	1,762,232

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(c)	275,569	4,006,773

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,231,196
TOTAL PREFERRED STOCKS (Cost $55,363,418)		90,119,679

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $680,000)	680,000	648,040

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (i)	417,556,602	417,640,113
Fidelity Securities Lending Cash Central Fund 4.87% (i)(j)	7,687,709	7,688,478
TOTAL MONEY MARKET FUNDS (Cost $425,328,591)		425,328,591

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,845,941,196)	8,729,569,973
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,586,243)
NET ASSETS - 100.0%	8,724,983,730

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,400,727 or 1.5% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,689,749 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,628,745

Blu Investments LLC	5/21/20	36,484

Bowery Farming, Inc. Series C1	5/18/21	799,267

ByteDance Ltd. Series E1	11/18/20	4,156,368

Circle Internet Financial Ltd. Series E	5/11/21	1,003,200

Circle Internet Financial Ltd. Series F	5/09/22	1,602,374

Delphix Corp. Series D	7/10/15	2,095,695

Discord, Inc. Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500

Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244

GoBrands, Inc. Series G	3/02/21	834,056

GoBrands, Inc. Series H	7/22/21	1,542,308

Lyra Health, Inc. Series E	1/14/21	730,697

Lyra Health, Inc. Series F	6/04/21	64,372

Nuro, Inc. Series C	10/30/20	2,484,160

Nuro, Inc. Series D	10/29/21	765,788

Rad Power Bikes, Inc.	1/21/21	703,890

Rad Power Bikes, Inc. Series A	1/21/21	91,769

Rad Power Bikes, Inc. Series C	1/21/21	361,098

Rad Power Bikes, Inc. Series D	9/17/21	1,223,851

Reddit, Inc. Series E	5/18/21	407,752

Reddit, Inc. Series F	8/11/21	3,083,293

Relativity Space, Inc. Series E	5/27/21	2,861,010

Somatus, Inc. Series E	1/31/22	734,759

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238

Space Exploration Technologies Corp. Class C	9/11/17	105,705

Space Exploration Technologies Corp. Series G	1/20/15	2,824,191

Space Exploration Technologies Corp. Series H	8/04/17	979,560

Space Exploration Technologies Corp. Series N	8/04/20	6,629,040

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,151,959

Stripe, Inc. Class B	5/18/21	1,071,428

Stripe, Inc. Series H	3/15/21	461,438

Stripe, Inc. Series I	3/20/23	2,095,360

Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent, Inc. Series C1	4/23/21	731,288

Tenstorrent, Inc. 0%	4/23/21	680,000

TulCo LLC	8/24/17 - 12/14/17	2,643,700

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	2,307,320

Zipline International, Inc.	10/12/21	1,037,880

Zipline International, Inc. Series E	12/21/20	2,156,281

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	440,690,320	743,777,073	766,827,280	3,577,753	-	-	417,640,113	1.1%
Fidelity Securities Lending Cash Central Fund 4.87%	6,128,103	79,371,521	77,811,146	5,618	-	-	7,688,478	0.0%
Total	446,818,423	823,148,594	844,638,426	3,583,371	-	-	425,328,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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